Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000029788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Term Bond Fund Class A (including sales charges) ($12,527)
Average Annual Return, Percent	3.52%	2.56%	2.28%
C000029790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Term Bond Fund Class C (including sales charges) ($11,952)
Average Annual Return, Percent	3.01%	2.21%	1.80%
C000254316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Term Bond Fund Class S ($12,983)
C000122569
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Term Bond Fund Institutional 2 Class ($13,077)
C000079024
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Term Bond Fund Institutional 3 Class ($13,134)
C000029791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Short Term Bond Fund Institutional Class ($12,984)
Without Sales Load [Member] | C000029788
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%	2.76%	2.38%
Without Sales Load [Member] | C000029790
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	2.21%	1.80%
Without Sales Load [Member] | C000254316
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%	3.03%	2.64%
Without Sales Load [Member] | C000122569
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%	3.11%	2.72%
Without Sales Load [Member] | C000079024
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	3.13%	2.76%
Without Sales Load [Member] | C000029791
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%	3.04%	2.65%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,835)
Average Annual Return, Percent	4.35%	0.31%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,835)
Average Annual Return, Percent	4.35%	0.31%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,835)
Average Annual Return, Percent	4.35%	0.31%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,835)
Average Annual Return, Percent	4.35%	0.31%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,835)
Average Annual Return, Percent	4.35%	0.31%	1.70%
Columbia Threadneedle: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index ($11,835)
Average Annual Return, Percent	4.35%	0.31%	1.70%
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index ($12,213)
Average Annual Return, Percent	3.96%	2.04%	2.02%
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index ($12,213)
Average Annual Return, Percent	3.96%	2.04%	2.02%
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index ($12,213)
Average Annual Return, Percent	3.96%	2.04%	2.02%
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index ($12,213)
Average Annual Return, Percent	3.96%	2.04%	2.02%
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index ($12,213)
Average Annual Return, Percent	3.96%	2.04%	2.02%
Columbia Threadneedle: Bloomberg 1-3 Year Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index ($12,213)
Average Annual Return, Percent	3.96%	2.04%	2.02%